FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               11/13/03
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        1*
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   24
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $ 393,193  (thousands)
--------------------------------------------------------------------------------


List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No. 1*
--------------------------------------------------------------------------------

          Form 13F File Number:  28-6286
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                               September 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                      Column 2       Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                                  Title of                    Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                   Class           CUSIP     (x$1000)  Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALLSTREAM INC                      CL A VTG SHS     02004C105   $  1,426     36,522  SH        SOLE       N/A       X
ALLSTREAM INC                      CL B LT VTG SH   02004C204   $101,488  2,598,935  SH        SOLE       N/A       X
APARTMENT INVESTMENT               COMMON STOCK     03748R101   $ 16,827    427,525  SH        SOLE       N/A       X
   & MANAGEMENT CO.
AT&T WIRELESS SERVICES INC.        COMMON STOCK     00209A106   $  2,454    300,000  SH        SOLE       N/A       X
BIOSPHERE MEDICAL, INC.            COMMON STOCK     09066V103   $  4,986  1,559,268  SH        SOLE       N/A       X
CALIFORNIA COASTAL                 COMMON STOCK     129915203   $  1,128    127,209  SH        SOLE       N/A       X
   COMMUNITIES INC.
CLEAN HARBORS INC.                 COMMON STOCK     184496107   $  4,437  1,043,900  SH        SOLE       N/A       X
CONSECO INC                        COMMON STOCK     208464883   $ 89,295  4,960,853  SH        SOLE       N/A       X
CONSECO INC                          WARRANTS       208464123   $    555    108,891  SH        SOLE       N/A       X
CRONOS GROUP, N.V.                      ORD         L20708100   $    986    249,100  SH        SOLE       N/A       X
DARLING INTERNATIONAL INC.         COMMON STOCK     237266101   $ 18,801  8,355,849  SH        SOLE       N/A       X
FIRST UNION REAL ESTATE             SH BEN INT      337400105   $  3,194  1,764,699  SH        SOLE       N/A       X
FIRST UNION REAL ESTATE            PRD CONV SER A   337400303   $    614     30,500  SH        SOLE       N/A       X
HEALTHAXIS, INC.                   COMMON STOCK     42219D308   $     81     11,750  SH        SOLE       N/A       X
I-STAT CORP.                       COMMON STOCK     450312103   $ 26,434  1,919,702  SH        SOLE       N/A       X
KINDRED HEALTHCARE INC.            COMMON STOCK     494580103   $ 56,160  1,500,001  SH        SOLE       N/A       X
NUCENTRIX BROADBAND NETWORKS       COMMON STOCK     670198100   $  1,178  1,338,266  SH        SOLE       N/A       X
PENN TRAFFIC COMPANY               COMMON STOCK     707832200   $      7     46,075  SH        SOLE       N/A       X
SEPRACOR INC.                      COMMON STOCK     817315104   $ 15,053    545,000  SH        SOLE       N/A       X
SPEEDUS CORP.                      COMMON STOCK     847723103   $     25     21,548  SH        SOLE       N/A       X
SPRINT CORP - PCS GROUP            COMMON STOCK     852061506   $  1,764    300,000  SH        SOLE       N/A       X
SUPERCONDUCTOR TECHNOLOGIES INC.   COMMON STOCK     867931107   $    226    101,280  SH        SOLE       N/A       X
TRANS WORLD ENTERTAINMENT CORP.    COMMON STOCK     89336Q100   $ 44,854  6,921,881  SH        SOLE       N/A       X
VITRAN CORP.                       COMMON STOCK     92850E107   $  1,220    117,200  SH        SOLE       N/A       X